S&P 500 INDEX FUND
Portfolio of Investments (Unaudited)
5/31/2020

Security Description	Shares	Value
Common Stock (99.45%)

Basic Materials (2.09%)
Air Products and Chemicals Inc	1,516	366,341
Albemarle Corp	868	66,419
Celanese Corp	831	74,715
CF Industries Holdings Inc	1,795	52,719
Dow Inc	5,248	202,573
DuPont de Nemours Inc	5,264	267,043
Eastman Chemical Co	1,048	71,348
Ecolab Inc	1,768	375,841
FMC Corp	891	87,683
Freeport-McMoRan Inc	9,980	90,519
International Flavors & Fragrances Inc	683	90,969
International Paper Co	2,697	91,833
Linde PLC	3,695	747,646
LyondellBasell Industries NV	1,766	112,600
LyondellBasell Industries NV - Class A	5,790	338,541
Mosaic Co/The	2,068	25,002
Nucor Corp	2,085	88,112
PPG Industries Inc	1,668	169,586
Sherwin-Williams Co/The	579	343,839
Total Basic Materials		3,663,329

Communications (16.19%)
Alphabet Inc* - Class A	2,062	2,955,918
Alphabet Inc* - Class C	2,057	2,939,288
Amazon.com Inc* (a)	2,867	7,002,275
Arista Networks Inc*	415	96,886
AT&T Inc	50,295	1,552,104
Booking Holdings Inc*	287	470,514
CDW Corp/DE	988	109,579
CenturyLink Inc	7,576	74,472
Charter Communications Inc*	1,078	586,432
Cisco Systems Inc	29,133	1,393,140
Comcast Corp	31,177	1,234,609
Corning Inc	5,290	120,559
Discovery Inc* - Class A	1,116	24,273
Discovery Inc* - Class C	1,878	36,790
DISH Network Corp*	1,784	56,464
E*TRADE Financial Corp	1,181	53,783
eBay Inc	5,260	239,540
Expedia Group Inc	1,079	85,759
F5 Networks Inc*	424	61,446
Facebook Inc* (a)	16,568	3,729,291
Fox Corp - Class A	2,714	79,167
Fox Corp - Class B	1,242	35,745
Interpublic Group of Cos Inc/The	3,241	55,454
Juniper Networks Inc	2,718	65,939
Motorola Solutions Inc	669	90,536
Netflix Inc*	3,009	1,262,968
News Corp - Class A	2,672	32,732
News Corp - Class B	910	11,157
NortonLifeLock Inc	4,015	91,462
Omnicom Group Inc	1,536	84,157
T-Mobile US Inc*	2,174	217,487
Twitter Inc*	5,110	158,257
VeriSign Inc*	689	150,898
Verizon Communications Inc	28,475	1,633,896
ViacomCBS Inc	3,816	79,144
Walt Disney Co/The	12,409	1,455,576
Total Communications		28,327,697

Consumer, Cyclical (8.02%)
Advance Auto Parts Inc	548	76,347
Alaska Air Group Inc	963	32,925
American Airlines Group Inc	3,057	32,099
Aptiv PLC	709	53,423
AutoZone Inc*	163	187,101
Best Buy Co Inc	1,638	127,911
BorgWarner Inc	1,664	53,498
CarMax Inc*	1,131	99,585
Carnival Corp	2,827	44,497
Chipotle Mexican Grill Inc*	175	175,684
Copart Inc*	1,407	125,772
Costco Wholesale Corp	3,039	937,440
Cummins Inc	1,114	188,934
Darden Restaurants Inc	933	71,710
Delta Air Lines Inc	4,086	103,008
Dollar General Corp	1,748	334,759
Dollar Tree Inc*	1,671	163,541
Domino's Pizza Inc	266	102,633
DR Horton Inc	2,495	137,974
Fastenal Co	4,028	166,195
Ford Motor Co	27,615	157,682
Gap Inc/The	2,194	19,527
General Motors Co	8,873	229,633
Genuine Parts Co	999	83,327
Hanesbrands Inc	3,007	29,649
Harley-Davidson Inc	1,106	23,602
Hasbro Inc	950	69,835
Hilton Worldwide Holdings Inc	2,025	160,603
Home Depot Inc/The	7,510	1,866,085
Kohl's Corp	1,123	21,584
L Brands Inc	1,787	28,932
Las Vegas Sands Corp	2,324	111,413
Leggett & Platt Inc	1,017	31,110
Lennar Corp	1,925	116,386
Live Nation Entertainment Inc*	1,003	49,307
LKQ Corp*	2,347	64,449
Lowe's Cos Inc	5,272	687,205
Marriott International Inc/MD	1,930	170,805
McDonald's Corp	5,171	963,461
MGM Resorts International	3,988	68,514
Mohawk Industries Inc*	459	42,779
Newell Brands Inc	2,691	35,387
NIKE Inc - Class B	8,571	844,929
Nordstrom Inc	1,123	18,114
Norwegian Cruise Line Holdings Ltd*	1,599	25,040
NVR Inc*	26	83,762
O'Reilly Automotive Inc*	540	225,310
PACCAR Inc	2,379	175,713
PulteGroup Inc	1,988	67,532
PVH Corp	574	26,100
Ralph Lauren Corp	449	33,904
Ross Stores Inc	2,575	249,672
Royal Caribbean Cruises Ltd	1,236	64,111
Southwest Airlines Co	3,416	109,654
Starbucks Corp	8,124	633,591
Tapestry Inc	2,156	29,322
Target Corp	3,485	426,320
Tiffany & Co	767	98,276
TJX Cos Inc/The	8,538	450,465
Tractor Supply Co	842	102,741
Ulta Beauty Inc*	393	95,896
Under Armour Inc* - Class A	1,210	10,588
Under Armour Inc* - Class C	1,218	9,573
United Airlines Holdings Inc*	1,732	48,565
VF Corp	2,305	129,311
Walgreens Boots Alliance Inc	5,357	230,030
Walmart Inc	9,742	1,208,593
Whirlpool Corp	434	52,870
WW Grainger Inc	300	92,886
Wynn Resorts Ltd	526	43,805
Yum! Brands Inc	2,149	192,830
Total Consumer, Cyclical		14,025,814

Consumer, Non-Cyclical (22.81%)
Abbott Laboratories	12,137	1,152,044
AbbVie Inc	12,127	1,123,809
ABIOMED Inc*	354	79,261
Alexion Pharmaceuticals Inc*	1,522	182,488
Align Technology Inc*	513	126,003
Altria Group Inc	12,850	501,793
AmerisourceBergen Corp	1,034	98,582
Amgen Inc	4,080	937,176
Anthem Inc	1,744	512,928
Archer-Daniels-Midland Co	3,933	154,606
Automatic Data Processing Inc	2,976	435,954
Avery Dennison Corp	649	71,825
Baxter International Inc	3,605	324,486
Becton Dickinson and Co	1,860	459,290
Biogen Inc*	1,241	381,099
Boston Scientific Corp*	9,837	373,708
Bristol-Myers Squibb Co	16,125	962,985
Brown-Forman Corp	1,285	84,720
Campbell Soup Co	1,162	59,239
Cardinal Health Inc	2,105	115,122
Centene Corp*	3,919	259,634
Church & Dwight Co Inc	1,688	126,718
Cigna Corp	2,568	506,718
Cintas Corp	576	142,825
Clorox Co/The	863	177,994
Coca-Cola Co/The	26,481	1,236,133
Colgate-Palmolive Co	5,895	426,385
Conagra Brands Inc	2,987	103,918
Constellation Brands Inc	1,181	203,959
Cooper Cos Inc/The	374	118,551
Corteva Inc	5,148	140,592
Coty Inc	3,684	13,373
CVS Health Corp	8,949	586,786
Danaher Corp	4,397	732,584
DaVita Inc*	616	49,871
DENTSPLY SIRONA Inc	1,160	53,963
Edwards Lifesciences Corp*	1,468	329,889
Eli Lilly and Co	5,812	888,945
Equifax Inc	870	133,597
Estee Lauder Cos Inc/The	1,562	308,448
FleetCor Technologies Inc*	611	148,956
Gartner Inc*	615	74,846
General Mills Inc	4,262	268,676
Gilead Sciences Inc	8,703	677,354
Global Payments Inc	2,067	371,006
H&R Block Inc	1,343	22,831
HCA Healthcare Inc	1,878	200,758
Henry Schein Inc*	1,009	61,266
Hershey Co/The	1,020	138,394
Hologic Inc*	1,844	97,732
Hormel Foods Corp	1,912	93,363
Humana Inc	910	373,692
IDEXX Laboratories Inc*	608	187,799
IHS Markit Ltd	2,832	196,711
Illumina Inc*	1,038	376,846
Incyte Corp*	1,229	125,247
Intuitive Surgical Inc*	813	471,564
IQVIA Holdings Inc*	1,146	171,350
JM Smucker Co/The	823	93,764
Johnson & Johnson	18,120	2,695,350
Kellogg Co	1,816	118,603
Kimberly-Clark Corp	2,430	343,699
Kraft Heinz Co/The	4,282	130,473
Kroger Co/The	5,516	179,932
Laboratory Corp of America Holdings*	705	123,601
Lamb Weston Holdings Inc	1,124	67,507
MarketAxess Holdings Inc	260	132,233
McCormick & Co Inc/MD	850	148,886
McKesson Corp	1,110	176,124
Medtronic PLC	9,220	908,908
Merck & Co Inc	17,529	1,414,941
Molson Coors Beverage Co	1,200	45,552
Mondelez International Inc	9,904	516,196
Monster Beverage Corp*	2,732	196,458
Moody's Corp	1,149	307,254
Mylan NV*	3,101	52,934
Nielsen Holdings PLC	1,879	26,099
PayPal Holdings Inc*	8,077	1,252,016
PepsiCo Inc	9,600	1,262,880
Perrigo Co PLC	677	37,079
Pfizer Inc	38,005	1,451,410
Philip Morris International Inc	10,702	785,099
Procter & Gamble Co/The	17,170	1,990,345
Quanta Services Inc	1,004	37,078
Quest Diagnostics Inc	951	112,484
Regeneron Pharmaceuticals Inc*	562	344,399
ResMed Inc	989	159,051
Robert Half International Inc	808	40,998
Rollins Inc	462	19,312
S&P Global Inc	1,681	546,359
STERIS PLC	603	100,032
Stryker Corp	2,266	443,524
Sysco Corp	3,509	193,556
Teleflex Inc	318	115,389
Thermo Fisher Scientific Inc	2,758	963,066
Tyson Foods Inc	2,081	127,857
United Rentals Inc*	544	75,556
UnitedHealth Group Inc	6,523	1,988,536
Universal Health Services Inc	552	58,208
Varian Medical Systems Inc*	643	78,054
Verisk Analytics Inc	1,127	194,610
Vertex Pharmaceuticals Inc*	1,768	509,113
Zimmer Biomet Holdings Inc	1,338	169,043
Zoetis Inc	3,276	456,642
Total Consumer, Non-Cyclical		39,926,602

Energy (2.93%)
Apache Corp	2,792	30,126
Baker Hughes Co	3,384	55,870
Cabot Oil & Gas Corp	3,164	62,774
Chevron Corp	12,985	1,190,725
Concho Resources Inc	1,114	60,735
ConocoPhillips	7,548	318,375
Devon Energy Corp	2,767	29,911
Diamondback Energy Inc	1,217	51,820
EOG Resources Inc	4,098	208,875
Exxon Mobil Corp	29,057	1,321,221
Halliburton Co	6,883	80,875
Helmerich & Payne Inc	805	16,205
Hess Corp	1,823	86,538
HollyFrontier Corp	508	15,977
Kinder Morgan Inc	13,749	217,234
Marathon Oil Corp	5,187	27,699
Marathon Petroleum Corp	4,649	163,366
National Oilwell Varco Inc	3,192	39,804
Noble Energy Inc	2,616	22,838
Occidental Petroleum Corp	6,317	81,805
ONEOK Inc	2,916	106,988
Phillips 66	3,167	247,849
Pioneer Natural Resources Co	1,139	104,332
Schlumberger Ltd	9,767	180,396
TechnipFMC PLC	3,637	26,914
Valero Energy Corp	2,926	194,989
Williams Cos Inc/The	8,559	174,860
Total Energy		5,119,101

Financial (14.90%)
Aflac Inc	5,228	190,665
Alexandria Real Estate Equities Inc	700	107,604
Alliance Data Systems Corp	400	18,532
Allstate Corp/The	2,324	227,310
American Express Co	4,615	438,748
American International Group Inc	6,143	184,659
American Tower Corp	3,047	786,644
Ameriprise Financial Inc	924	129,425
Aon PLC	1,665	327,922
Apartment Investment and Management Co	1,069	39,414
Arthur J Gallagher & Co	1,374	129,541
Assurant Inc	431	44,212
AvalonBay Communities Inc	960	149,770
Bank of America Corp	55,738	1,344,401
Bank of New York Mellon Corp/The	5,772	214,545
Berkshire Hathaway Inc* (a)	13,467	2,499,205
BlackRock Inc	829	438,243
Boston Properties Inc	1,078	92,686
Capital One Financial Corp	3,321	225,961
Cboe Global Markets Inc	706	75,161
CBRE Group Inc*	2,058	90,511
Charles Schwab Corp/The	7,864	282,396
Chubb Ltd	3,117	380,087
Cincinnati Financial Corp	1,179	69,502
Citigroup Inc	15,018	719,511
Citizens Financial Group Inc	3,157	76,084
CME Group Inc	2,465	450,109
Comerica Inc	1,054	38,313
Crown Castle International Corp	2,860	492,378
Digital Realty Trust Inc	1,471	211,177
Discover Financial Services	2,247	106,755
Duke Realty Corp	2,792	96,268
Equinix Inc	599	417,880
Equity Residential	2,461	149,038
Essex Property Trust Inc	463	112,403
Everest Re Group Ltd	326	64,682
Extra Space Storage Inc	949	91,816
Federal Realty Investment Trust	548	43,791
Fifth Third Bancorp	5,427	105,230
First Republic Bank/CA	1,159	125,369
Franklin Resources Inc	1,991	37,570
Globe Life Inc	774	59,613
Goldman Sachs Group Inc/The	2,192	430,706
Hartford Financial Services Group Inc/The	2,553	97,754
Healthpeak Properties Inc	3,020	74,413
Host Hotels & Resorts Inc	5,173	61,766
Huntington Bancshares Inc/OH	8,009	71,200
Intercontinental Exchange Inc	3,830	372,468
Invesco Ltd	3,410	27,178
Iron Mountain Inc	1,369	35,265
JPMorgan Chase & Co	21,231	2,065,988
KeyCorp	6,704	79,442
Kimco Realty Corp	2,994	33,263
Lincoln National Corp	1,590	60,309
Loews Corp	1,836	61,029
M&T Bank Corp	944	99,743
Marsh & McLennan Cos Inc	3,575	378,664
Mastercard Inc	6,112	1,839,039
MetLife Inc	5,621	202,412
Mid-America Apartment Communities Inc	858	99,837
Morgan Stanley	8,011	354,086
Nasdaq Inc	814	96,426
Northern Trust Corp	1,457	115,118
People's United Financial Inc	2,887	33,056
PNC Financial Services Group Inc/The	3,014	343,717
Principal Financial Group Inc	2,041	78,823
Progressive Corp/The	4,123	320,275
Prologis Inc	4,457	407,816
Prudential Financial Inc	2,839	173,065
Public Storage	1,035	209,836
Raymond James Financial Inc	849	58,819
Realty Income Corp	2,475	136,892
Regency Centers Corp	1,109	47,454
Regions Financial Corp	7,046	79,690
SBA Communications Corp	798	250,676
Simon Property Group Inc	2,175	125,498
SL Green Realty Corp	740	31,169
State Street Corp	2,631	160,386
SVB Financial Group*	354	76,022
Synchrony Financial	3,882	79,076
T Rowe Price Group Inc	1,663	201,057
Travelers Cos Inc/The	1,838	196,629
Truist Financial Corp	9,225	339,296
UDR Inc	2,033	75,180
Unum Group	1,473	22,316
US Bancorp	9,777	347,670
Ventas Inc	2,904	101,495
Visa Inc	11,786	2,301,098
Vornado Realty Trust	1,244	45,045
Wells Fargo & Co	26,431	699,629
Welltower Inc	2,792	141,471
Western Union Co/The	3,270	65,465
Weyerhaeuser Co	5,125	103,474
Willis Towers Watson PLC	884	179,364
WR Berkley Corp	1,033	59,862
Zions Bancorp NA	1,054	34,682
Total Financial		26,067,240

Industrial (7.91%)
3M Co	3,955	618,720
A O Smith Corp	1,152	54,720
Agilent Technologies Inc	2,185	192,586
Allegion plc	703	70,089
Amcor PLC	11,145	113,790
AMETEK Inc	1,612	147,837
Amphenol Corp	2,100	202,776
Ball Corp	2,268	161,618
Boeing Co/The	3,677	536,290
Carrier Global Corp*	5,728	117,252
Caterpillar Inc	3,801	456,614
CH Robinson Worldwide Inc	956	77,560
CSX Corp	5,349	382,881
Deere & Co	2,223	338,163
Dover Corp	1,027	99,876
Eaton Corp PLC	2,966	251,813
Emerson Electric Co	4,344	265,071
Expeditors International of Washington Inc	1,205	92,026
FedEx Corp	1,694	221,169
FLIR Systems Inc	1,158	53,500
Flowserve Corp	1,128	29,441
Fortive Corp	2,032	123,911
Fortune Brands Home & Security Inc	957	58,339
Garmin Ltd	806	72,677
General Dynamics Corp	1,652	242,563
General Electric Co	60,078	394,712
Honeywell International Inc	4,915	716,853
Howmet Aerospace Inc	2,478	32,412
Huntington Ingalls Industries Inc	281	56,169
IDEX Corp	585	93,231
Illinois Tool Works Inc	2,011	346,817
Ingersoll Rand Inc*	1,505	42,441
Jacobs Engineering Group Inc	962	80,827
JB Hunt Transport Services Inc	586	70,127
Johnson Controls International plc	5,619	176,493
Kansas City Southern	681	102,504
Keysight Technologies Inc*	1,290	139,488
L3Harris Technologies Inc	1,520	303,164
Lockheed Martin Corp	1,707	663,066
Martin Marietta Materials Inc	463	88,938
Masco Corp	2,044	95,353
Mettler-Toledo International Inc*	173	137,535
Norfolk Southern Corp	1,793	319,674
Northrop Grumman Corp	1,078	361,346
Old Dominion Freight Line Inc	681	116,512
Otis Worldwide Corp	2,864	150,790
Packaging Corp of America	752	76,260
Parker-Hannifin Corp	907	163,233
Pentair PLC	1,156	45,246
PerkinElmer Inc	784	78,768
Raytheon Technologies Corp	10,097	651,457
Republic Services Inc	1,448	123,746
Rockwell Automation Inc	794	171,631
Roper Technologies Inc	734	289,049
Sealed Air Corp	1,091	35,021
Snap-on Inc	424	54,989
Stanley Black & Decker Inc	1,071	134,357
TE Connectivity Ltd	2,372	192,725
Textron Inc	1,625	50,326
Trane Technologies PLC	1,706	153,898
TransDigm Group Inc	370	157,183
Union Pacific Corp	4,767	809,723
United Parcel Service Inc	4,820	480,602
Vulcan Materials Co	956	103,554
Waste Management Inc	2,756	294,203
Waters Corp*	443	88,534
Westinghouse Air Brake Technologies Corp	1,272	77,681
Westrock Co	1,985	55,699
Xylem Inc/NY	1,238	82,129
Total Industrial		13,839,748

Technology (21.36%)
Accenture PLC	4,368	880,676
Activision Blizzard Inc	5,269	379,263
Adobe Inc*	3,324	1,285,057
Advanced Micro Devices Inc*	7,666	412,431
Akamai Technologies Inc*	1,165	123,257
Analog Devices Inc	2,620	295,929
ANSYS Inc*	593	167,819
Apple Inc (a)	28,756	9,142,683
Applied Materials Inc	6,523	366,462
Autodesk Inc*	1,550	326,089
Broadcom Inc	2,728	794,585
Broadridge Financial Solutions Inc	788	95,427
Cadence Design Systems Inc*	1,930	176,190
Cerner Corp	2,120	154,548
Citrix Systems Inc	791	117,163
Cognizant Technology Solutions Corp	3,900	206,700
DXC Technology Co	2,234	31,745
Electronic Arts Inc*	2,081	255,713
Fidelity National Information Services Inc	4,227	586,834
Fiserv Inc*	4,031	430,390
Fortinet Inc*	976	135,859
Hewlett Packard Enterprise Co	9,220	89,526
HP Inc	10,465	158,440
Intel Corp	28,986	1,824,089
International Business Machines Corp	6,092	760,891
Intuit Inc	1,790	519,673
IPG Photonics Corp*	299	46,465
Jack Henry & Associates Inc	529	95,675
KLA Corp	1,085	190,917
Lam Research Corp	720	197,042
Leidos Holdings Inc	915	96,340
Maxim Integrated Products Inc	1,861	107,342
Microchip Technology Inc	1,643	157,761
Micron Technology Inc*	7,795	373,458
Microsoft Corp	52,524	9,625,023
MSCI Inc	598	196,652
NetApp Inc	1,569	69,883
NVIDIA Corp	4,209	1,494,279
Oracle Corp	14,878	799,989
Paychex Inc	2,191	158,365
Paycom Software Inc*	337	100,167
Qorvo Inc*	831	87,039
QUALCOMM Inc	7,854	635,232
salesforce.com Inc*	6,101	1,066,393
Seagate Technology PLC	1,590	84,334
ServiceNow Inc*	1,297	503,145
Skyworks Solutions Inc	1,212	143,670
Synopsys Inc*	1,034	187,061
Take-Two Interactive Software Inc*	778	105,940
Texas Instruments Inc	6,430	763,498
Western Digital Corp	2,052	91,047
Xerox Holdings Corp	1,468	23,312
Xilinx Inc	1,784	164,039
Zebra Technologies Corp*	383	100,086
Total Technology		37,381,593

Utilities (3.23%)
AES Corp/The	4,674	58,378
Alliant Energy Corp	1,758	86,775
Ameren Corp	1,808	135,112
American Electric Power Co Inc	3,397	289,594
American Water Works Co Inc	1,243	157,861
Atmos Energy Corp	820	84,280
CenterPoint Energy Inc	2,979	52,967
CMS Energy Corp	2,062	120,792
Consolidated Edison Inc	2,227	167,159
Dominion Energy Inc	5,662	481,327
DTE Energy Co	1,258	135,323
Duke Energy Corp	5,015	429,433
Edison International	2,433	141,382
Entergy Corp	1,304	132,773
Evergy Inc	1,567	96,668
Eversource Energy	2,274	190,334
Exelon Corp	6,861	262,844
FirstEnergy Corp	3,716	157,038
NextEra Energy Inc	3,362	859,193
NiSource Inc	2,050	48,852
NRG Energy Inc	1,956	70,514
Pinnacle West Capital Corp	806	62,787
PPL Corp	5,573	155,710
Public Service Enterprise Group Inc	3,478	177,517
Sempra Energy	1,939	244,915
Southern Co/The	7,214	411,703
WEC Energy Group Inc	2,169	198,962
Xcel Energy Inc	3,728	242,432
Total Utilities		5,652,625

Total Common Stock (Cost $66,524,392)		174,003,749

United States Treasury Bills (0.23%)
0.000%; 6/18/2020	400,000	399,976
Total United States Treasury Bills (Cost $21,996,109)		399,976

Total Investments (Cost $66,924,325) (b) (99.67%)		174,403,725
Other Net Assets (0.33%)		568,762
Net Assets (100.00%)		174,972,487

*	Non-income producing security.

(a)	A portion of these shares have been pledged in connection with obligations for futures contracts.

(b)	Aggregate cost for federal income tax purpose is $66,976,871.

At May 31, 2020, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	112,175,657
Unrealized depreciation	(4,748,803)
Net unrealized appreciation	107,426,854

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(c)	Futures contracts at May 31, 2020:

Contracts - $50 times premium / delivery month / commitment / exchange

S&P 500 E-MINI	Notional Amount	Value	Unrealized Appreciation
6 / JUN 2020 / Long / CME	958,750	912,600	46,150